ACQUISITIONS AND DISPOSALS - Intangible Assets (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 15, 2020	Jan. 07, 2020	Dec. 31, 2021
Business Acquisition [Line Items]
Estimated useful life			5 years 3 months 18 days
M2M Group
Business Acquisition [Line Items]
Amount	$ 1,853	$ 16,064
M2M Group | Customer relationships
Business Acquisition [Line Items]
Estimated useful life	10 years	10 years
Amount	$ 1,542	$ 14,646
M2M Group | Brand
Business Acquisition [Line Items]
Estimated useful life	5 years	5 years
Amount	$ 311	$ 1,418